Asset Impairment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment [Line Items]
Impairment charges	$ 12,625,000	$ 23,323,000	$ 11,764,000
Number of aircraft owned	212
A320 Aircraft And Boeing 737 Classic [Member]
Asset Impairment [Line Items]
Impairment charges	12,600,000
A320 Aircraft [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	4
Boeing 737 Classic [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	1
Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Number of aircraft owned	9
Aircraft book value, net	134,100,000
Percentage of total flight equipment held for operating lease	1.90%
Estimated undiscounted cash flows	151,300,000
Percentage of total value excess over carrying value	12.90%
Undiscounted Cash FLows Substantially Do Not Exceed Carrying Value [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Aircraft book value, net	247,300,000
Percentage of total flight equipment held for operating lease	3.10%
Threshold for aircraft	10.00%
Number of aircraft do not exceed threshold of 10%	10
Aggregate carrying value of nine aircrafts	$ 240,700,000
Minimum [Member]
Asset Impairment [Line Items]
Aircraft impairment analysis, age of aircraft	15 years
Minimum [Member] | Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	1.00%
Maximum [Member] | Older Than 15 Years [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	89.00%